SHARE-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2010	2011	2012
Share options	$1,240	$100	$481
Restricted stock units	8,845	11,373	13,833

Total share-based compensation expense	$10,085	$11,473	$14,314

Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2010	2011	2012
Risk-free interest rate	1.84 - 3.03%	1.53 - 2.90%	0.93%
Expected life (in years)	5.50 - 6.25	6.00	6.00
Expected volatility	43.50 - 45.20%	42.2 - 42.8%	44.3%
Expected dividends	—	—	—

Summary of Share Option Activity

The following summarizes the Company’s share option activity as of and for the year ended December 31, 2012:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	6,975,344	$1.76	7.11 years	$1,868
Granted	1,200,000	1.84
Forfeited	(1,086,352)	3.29
Exercised	(1,752,184)	0.79

Outstanding at December 31, 2012	5,336,808		7.06 years	$1,878

Vested or expected to vest at December 31, 2012	5,308,347	$1.79	7.06 years	$1,873

Exercisable at December 31, 2012	3,592,600	$1.77	6.01 years	$1,614

Assumptions Used to Estimated Grant Fair Value Using Monte Carlo Simulation

The Company estimated the grant-date fair value using a Monte Carlo simulation with the following assumptions

2012
Risk-free interest rate	0.14 - 0.24%
Expected volatility	36.91%
Expected dividends	—

Summary of Nonvested Restricted Stock Unit Activity

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2012 is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted Average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2012	16,864,616	$1.58
Granted	9,501,144	1.69
Forfeited	(901,864)	1.72
Vested	(5,991,456)	1.51

Nonvested restricted stock units at December 31, 2012	19,472,440	1.66